Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2013	$33,745	$38,191
Amortization expense	—	(5,186)
Balance at December 31, 2014	33,745	33,005
Loss on impairment (Note 15)	—	(18,606)
Amortization expense	—	(2,620)
Balance at December 31, 2015	$33,745	$11,779

Intangible Assets, Arising from Acquisition
Intangible assets arising from the acquisition of D&I consisted of the following:

		December 31,
	Useful life	2015	2014
Supplier agreements	1-20 Years	$21,997	$21,997
Customer contracts and relationships	1-10 Years	18,132	18,132
Other intangible assets	1-3 Years	1,749	1,749
Intangible assets		41,878	41,878
Less: Accumulated amortization and impairments		(30,099)	(8,873)
Intangible assets, net		$11,779	$33,005

Future Amortization Expense	As of December 31, 2015, future amortization is as follows:

Fiscal Year	Amortization
2016	$1,682
2017	1,682
2018	1,682
2019	1,682
2020	1,682
Thereafter	3,369
$11,779